Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Detailed Information of Ordinary Share Capital

	Ordinary Shares	Ordinary Share capital	Share premium
	Number	£’000s	£’000s
As at January 1, 2019	71,240,272	214	118,492

Issued on April 23, 2019	24,783,320	74	—
Issued on June 21, 2019	1,936,030	6	3,953
Transaction costs for issued share capital	—	—	(761)

As at December 31, 2019	97,959,622	294	121,684

Issued on February 11, 2020	14,295,520	43	2,511
Issued on February 20, 2020	12,252,715	37	2,267
Issued on June 4, 2020	89,144,630	267	15,244
Issued on June 30, 2020	125,061,475	375	21,386
Issued on December 23, 2020	239,179	1	—
Transaction costs for issued share capital	—	—	(1,307)

As at December 31, 2020	338,953,141	1,017	161,785

Issued during the year	245,955,098	738	85,909
Transaction costs for issued share capital	—	—	(234)

As at December 31, 2021	584,908,239	1,755	247,460

Summary of Other Capital Reserves
Other capital reserves

	Shares to be issued	Share- based payments	Equity component of convertible loan notes	Other warrants issued	Merger reserve	Other reserve	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
At January 1, 2019	1,590	16,649	310	44	—	—	18,593

Acquisition of Mereo BioPharma 5, Inc.	—	—	—	—	40,818	—	40,818
Shares issued during the year	(1,590)	—	—	—	—	—	(1,590)
Convertible loan conversion	—	—	(310)	—	—	—	(310)
Share based payments expense during the year	—	1,636	—	—	—	—	1,636

At December 31, 2019	—	18,285	—	44	40,818	—	59,147

Share based payments expense during the year	—	1,558	—	—	—	—	1,558
Novartis convertible loan note instrument and warrants	—	—	1,084	—	—	—	1,084
Conversion of Loan Notes	—	—	—	—	—	33,104	33,104
Reclassification of the embedded derivative	—	—	33,481	—	—	—	33,481

At December 31, 2020	—	19,843	34,565	44	40,818	33,104	128,374

Share based payments expense during the year	—	3,302	—	—	—	—	3,302
Share options exercised	—	(119)	—	—	—	—	(119)
Conversion of Loan Notes	—	—	(1,722)	—	—	—	(1,722)

At December 31, 2021	—	23,026	32,843	44	40,818	33,104	129,835

Summary of Accumulated Loss

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Other reserves	7,401	5,001	7,000
Accumulated losses	(296,968)	(309,693)	(146,065)